Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Financial Instruments [Abstract]
Disclosure of financial liabilities

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Current
Derivative instruments	189,647	18,956	23,290
Obligations relating to finance leases(1)	8,839	255	—
Other	499	2,486	—
Total current	198,985	21,697	23,290
Non-current
Derivative instruments	13,950	143,222	144,867
Obligations relating to finance leases(1)	130,400	21,289	—
Total non-current	144,350	164,511	144,867
(1)See Note 12 for additional information. The financing liability accrues interest at a fixed rate of 5.5% until the related newbuilding vessels are delivered to the Partnership.
The aggregate amount of the Partnership's derivative financial instrument positions is as follows:

	December 31, 2020		December 31, 2019		January 1, 2019
	Financial Asset	Financial Liability	Financial Asset	Financial Liability	Financial Asset	Financial Liability
	$	$	$	$	$	$
Interest rate swaps	—	203,597	—	161,630	3,103	108,552
Foreign currency forward contracts	6,497	—	1,123	548	—	4,650
Cross currency swaps	—	—	—	—	—	4,442
Warrants	—	—	—	—	—	50,513
Total	6,497	203,597	1,123	162,178	3,103	168,157
Total current	6,497	189,647	1,123	18,956	1,028	23,290
Total non-current	—	13,950	—	143,222	2,075	144,867
Interest Rate Risk

Summary of financial assets

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Current
Restricted cash(1)	97,017	106,869	8,540
Derivative instruments(2)	6,497	1,123	1,028
Total current	103,514	107,992	9,568
Non-current
Restricted cash(1)	36,372	—	—
Derivative instruments(2)	—	—	2,075
Total non-current	36,372	—	2,075
(1)Restricted cash as at December 31, 2020 includes amounts held in escrow for a shuttle tanker newbuilding yard installment payment, a deposit related to the sale of a vessel, funds for loan facility repayments, withholding taxes and office lease prepayments (December 31, 2019 - amounts held in escrow for a shuttle tanker newbuilding yard installment payment, a guarantee for certain operating expenses, funds for scheduled loan facility repayments, withholding taxes and office lease prepayments. January 1, 2019 - amounts held in escrow as collateral on the Partnership's cross currency swaps, funds for a scheduled loan facility repayment, withholding taxes and office lease prepayments).
(2)See Note 19 for additional information
The aggregate amount of the Partnership's derivative financial instrument positions is as follows:

	December 31, 2020		December 31, 2019		January 1, 2019
	Financial Asset	Financial Liability	Financial Asset	Financial Liability	Financial Asset	Financial Liability
	$	$	$	$	$	$
Interest rate swaps	—	203,597	—	161,630	3,103	108,552
Foreign currency forward contracts	6,497	—	1,123	548	—	4,650
Cross currency swaps	—	—	—	—	—	4,442
Warrants	—	—	—	—	—	50,513
Total	6,497	203,597	1,123	162,178	3,103	168,157
Total current	6,497	189,647	1,123	18,956	1,028	23,290
Total non-current	—	13,950	—	143,222	2,075	144,867
Interest Rate Risk

Disclosure of financial instruments by type of interest rate
As at December 31, 2020, the Partnership and its consolidated subsidiaries were committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability)(1) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(2)
U.S. Dollar-denominated interest rate swaps(3)(4)	LIBOR	647,368	(156,743)	0.50	4.0%
U.S. Dollar-denominated interest rate swaps(5)(6)	LIBOR	526,541	(46,854)	1.40	2.9%
		1,173,909	(203,597)
(1)Excludes accrued interest of $4.6 million.
(2)Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2020, ranged between 0.90% and 6.50%.
(3)Notional amount remains constant over the term of the swap, unless the swap is partially terminated.
(4)Includes four interest rate swaps, which as at December 31, 2020, had a total current notional amount of $547.4 million and a total fair value liability of $155.7 million. These interest rate swaps include early termination provisions, which if exercised, would terminate these interest rate swaps in 2021.
(5)Principal amount reduces quarterly or semi-annually.
(6)Includes one interest rate swap, which as at December 31, 2020, had a total current notional amount of $143.3 million and a total fair value liability of $28.9 million. This interest rate swap includes early termination provisions, which if exercised, would terminate this interest rate swap in 2021.

Disclosure of gains (losses) on financial instruments
Total realized and unrealized gain (loss) on the Partnership's derivative financial instruments that are not designated, for accounting purposes, as hedges are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the consolidated statements of income (loss) for the years ended December 31, 2020 and 2019 as follows:

	Year Ended December 31,
	2020	2019
	$	$
Realized gain (loss) on derivative instruments
Interest rate swaps	(59,143)	(29,185)
Foreign currency forward contracts	(1,310)	(5,054)
	(60,453)	(34,239)
Unrealized gain (loss) on derivative instruments
Interest rate swaps	(41,967)	(56,182)
Foreign currency forward contracts	5,921	5,226
Warrants (1)	—	50,513
	(36,046)	(443)
Total realized and unrealized gain (loss) on derivative instruments	(96,499)	(34,682)
(1)See below for additional information.

Disclosure of maturity analysis for derivative financial liabilities
The following table presents the notional amounts underlying the Partnership's derivative financial instruments by term to maturity as at December 31, 2020:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Fair value through profit or loss
Interest rate swaps	1,173.9	763.1	389.1	3.8	3.8	3.8	10.3
Foreign currency forward contracts	54.1	54.1	—	—	—	—	—
Total	1,228.0	817.2	389.1	3.8	3.8	3.8	10.3